United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 10, 2012

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$333,058,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Abbott Laboratories    com   002824100       11,176  198,758 SH          sole                 198,758       0       0
Allstate Corp          com   020002101        4,403  160,630 SH          sole                 160,630       0       0
Apollo Group Inc       com   037604105       19,139  355,276 SH          sole                 355,276       0       0
American Express Co    com   025816109        5,763  122,176 SH          sole                 122,176       0       0
Becton Dickinson & Co  com   075887109        9,478  126,843 SH          sole                 126,843       0       0
Citigroup Inc          com   172967424       26,8851,021,861 SH          sole               1,021,861       0       0
Colgate Palmolive Co   com   194162103          540    5,840 SH          sole                   5,840       0       0
Comcast Corp           com   20030n200       18,430  782,270 SH          sole                 782,270       0       0
Conocophillips         com   20825c104        5,239   71,890 SH          sole                  71,890       0       0
Denny's Corp           com   24869p104           53   14,000 SH          sole                  14,000       0       0
ITT Educational Svcs   com   45068b109       14,091  247,675 SH          sole                 247,675       0       0
General Electric Co.   com   369604103          179   10,000 SH          sole                  10,000       0       0
Google Inc Cl A        com   38259p508       12,610   19,523 SH          sole                  19,523       0       0
Health Discovery Corp  com   42218r100           851,175,693 SH          sole               1,175,693       0       0
Intel Corp             com   458140100       18,490  762,471 SH          sole                 762,471       0       0
Johnson & Johnson      com   478160104       14,801  225,690 SH          sole                 225,690       0       0
Coca-Cola Co.          com   191216100          246    3,521 SH          sole                   3,521       0       0
Legg Mason Inc         com   524901105       13,394  556,922 SH          sole                 556,922       0       0
Masco Corp             com   574599106        2,275  217,115 SH          sole                 217,115       0       0
Medtronic Inc          com   585055106       16,755  438,026 SH          sole                 438,026       0       0
McGraw-Hill Co.        com   580645109       17,764  395,014 SH          sole                 395,014       0       0
McCormick & Co         com   579780206        5,513  109,338 SH          sole                 109,338       0       0
Merck & Company        com   58933Y105        5,534  146,777 SH          sole                 146,777       0       0
Microsoft Corp         com   594918104       16,041  617,908 SH          sole                 617,908       0       0
Nestle Sa              com   641069406       11,669  202,070 SH          sole                 202,070       0       0
Omnicom Group          com   681919106        4,998  112,105 SH          sole                 112,105       0       0
Pepsico Inc            com   713448108       16,892  254,588 SH          sole                 254,588       0       0
Proctor & Gamble       com   742718109       16,401  245,856 SH          sole                 245,856       0       0
Philip Morris          com   718172109        6,398   81,525 SH          sole                  81,525       0       0
Primerica Inc.         com   74164m108          598   25,746 SH          sole                  25,746       0       0
Provectus Pharmaceuti  com   74373f100           16   20,000 SH          sole                  20,000       0       0
Power 3 Medical        com   73936a103            1  270,000 SH          sole                 270,000       0       0
Sysco Corp.            com   871829107        2,118   72,199 SH          sole                  72,199       0       0
Total Sa-Spon Adr      com   89151e109        5,040   98,615 SH          sole                  98,615       0       0
Travelers Cos Inc      com   89417E109        2,816   47,596 SH          sole                  47,596       0       0
Unitedhealth Group In  com   91324p102        6,343  125,150 SH          sole                 125,150       0       0
Wal-Mart Stores        com   931142103       18,405  307,990 SH          sole                 307,990       0       0
Exxon Mobil Corp       com   30231G102        2,479   29,247 SH          sole                  29,247       0       0